SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 18 – SEGMENT INFORMATION
We determine our reportable segments based on the manner in which our Chief Executive Officer, considered to be the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.
We operate two reportable segments identified by their geographic regions:

•
New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans. 2degrees also provides fixed broadband communications services to business and residential customers in New Zealand.

•
Bolivia – NuevaTel offers voice and data services through both prepaid cards and postpaid payment plans to its mobile customers in Bolivia. In addition, NuevaTel offers fixed LTE wireless services and public telephony services.

Our CODM evaluates and measures segment performance primarily based on revenues and Segment Adjusted EBITDA. Segment Adjusted EBITDA represents (loss) income before income taxes excluding amounts for (1) interest expense (benefit); (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expenses); (4) (gain) loss on disposal of assets and sale-leaseback transaction; and (5) all other non-operating
income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Segment Adjusted EBITDA is a key measure for internal reporting; it is used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational
factors that affect net (loss) income. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.
Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenues. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include cash and cash equivalents, net property and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with corporate assets. Corporate assets consist primarily of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.
No customer accounted for more than 10% of the Company’s consolidated total revenues in 2020 or 2019. Historically, the Company’s largest customer was a New Zealand retail reseller of wireless devices and accessories and represented approximately 12% of the Company’s consolidated total revenues in 2018. The revenue from this customer was primarily from equipment sales of handsets. No other customer accounted for more than 10% of the Company’s consolidated total revenues for the year ended December 31, 2018.
The table below presents financial information for our reportable segments and reconciles total Segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2020	2019	2018
Revenues
New Zealand	$458,858	$486,380	$556,410
Bolivia	151,001	206,804	240,941
Unallocated Corporate & Eliminations	440	743	824

Total revenues	$610,299	$693,927	$798,175

Segment Adjusted EBITDA
New Zealand	$111,446	$106,308	$90,396
Bolivia	6,613	42,475	65,531
Equity-based compensation	(5,637)	(4,041)	(5,856)
Acquisition and other nonrecurring costs	(2,360)	(6,946)	(4,002)
Depreciation, amortization and accretion	(106,971)	(109,845)	(111,889)
Gain (loss) on disposal of assets and sale-leaseback transaction	2,525	11,169	(1,346)
Interest expense	(46,517)	(45,988)	(45,913)
Change in fair value of warrant liability	(49)	1	6,361
Debt modification and extinguishment costs	—	—	(4,192)
Other, net	(4,611)	555	(4,682)
Unallocated Corporate & Eliminations	(11,034)	(10,462)	(11,249)

Loss before income taxes	$(56,595)	$(16,774)	$(26,841)

Depreciation, amortization and accretion
New Zealand	$64,635	$64,197	$66,160
Bolivia	41,907	44,944	45,107
Unallocated Corporate & Eliminations	429	704	622

Total depreciation, amortization and accretion	$106,971	$109,845	$111,889

Capital expenditures
New Zealand	$65,060	$59,555	$53,085
Bolivia	12,251	25,636	29,659
Unallocated Corporate & Eliminations	20	21	180

Total capital expenditures	$77,331	$85,212	$82,924

Total assets
New Zealand	$602,568	$496,270
Bolivia	340,436	331,538
Unallocated Corporate & Eliminations	46,027	10,819

Total assets	$989,031	$838,627

The table below presents total revenues by product or service type for the years ended December 31, 2020, 2019 and 2018:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2020
Wireless service revenues	$266,630	$144,820	$—	$411,450
Wireline service revenues	83,545	—	—	83,545
Equipment sales	101,860	4,399	—	106,259
Non-subscriber ILD and other revenues	6,823	1,782	440	9,045

Total revenues	$458,858	$151,001	$440	$610,299

Year ended December 31, 2019
Wireless service revenues	$261,218	$195,974	$—	$457,192
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175